Pensions and Other Postretirement Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Apr. 30, 2019 USD ($)	Apr. 30, 2018 USD ($) plan shares	Apr. 30, 2017 USD ($)	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 20.0
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Eligibility condition for covered employees to avail the benefits of unfunded, defined postretirement plans that provide health care and life insurance benefits		when they reach age 55 and have attained 10 years of credited service
Expected amount to be recognized during 2019 of amortization of net actuarial losses in net periodic benefit cost		$ 7.7
Expected amount to be recognized during 2019 in prior service cost as net periodic benefit cost		$ 0.4
Annual change in the assumed health care cost		one percentage point
High Quality Corporate Bonds with Duration Range		10 to 13 years
Company's common shares included in equity securities | shares		317,552
Market value of company's common shares included in equity securities		$ 36.2
Dividends paid on company's common shares included in equity securities		1.0
Expected benefit payments for the defined benefit pension and other postretirement in 2019		54.8
Expected benefit payments for the defined benefit pension and other postretirement in 2020		48.0
Expected benefit payments for the defined benefit pension and other postretirement in 2021		47.5
Expected benefit payments for the defined benefit pension and other postretirement in 2022		47.4
Expected benefit payments for the defined benefit pension and other postretirement in 2023		51.7
Expected benefit payments for the defined benefit pension and other postretirement in 2024 through 2028		$ 238.8
Number of multiemployer pension plans | plan		1
Multiemployer plan actual funded status				54.70%
PlanAmendment,Change InAccumulatedOther ComprehensiveLoss			$ (25.2)
Decrease in expected service and interest cost next fiscal year due to change in discount rate methodology		$ 4.3
Big Heart [Member]
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Multiemployer plan contributions		$ 2.0	$ 1.9
Big Heart [Member] | Scenario, Forecast [Member]
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Multiemployer plan contributions	$ 2.2
Fixed - Income Securities [Member]
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy		50.00%
Other Postretirement Benefits Plan [Member] | Domestic Plan [Member]
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Assumed health care trend rate for next fiscal year		6.80%
Assumed health care trend rate for participants under age 65		5.00%
Defined Benefit Plan, Year Health Care Cost Trend Rate Reaches Ultimate Trend Rate		2026
Other Postretirement Benefits Plan [Member] | Foreign Plan [Member]
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Assumed health care trend rate for next fiscal year		4.50%
Assumed health care trend rate for participants under age 65		4.50%
Defined Benefit Pension Plans [Member]
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Defined benefit plan actual rate of return on plan assets		5.40%	8.30%
Expected amount to be contributed by the Company to the defined benefit pension plans in 2019		$ 20.0